CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                                 October 3, 2008

Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                    Re:  Matrix Defined Trusts 4 (the "Fund")
                         (File No. 333-153729) (CIK# 1442227)
                         ------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Matrix Capital Group, Inc., the depositor and principal underwriter of the Fund (the "Sponsor") is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, The America First Income Trends Portfolio, Series 1 (the "Trust"), which will invest in preferred securities. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on September 29, 2008.

     This Amendment No. 1 to the Registration Statement is being filed at the request of the Sponsor to clarify certain steps of the Fund's underlying strategy under "Principle Investment Strategy" on pages 2 and 3 of the prospectus.

     We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission as soon as is practicable.

     If you have any questions, please do not hesitate to contact Matthew Schmanski at (312) 845-3720 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                      Scott R. Anderson

SRA






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